2 SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets: Disclosure of detailed information about intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Software platform
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Amortisation method, intangible assets other than goodwill	Straight-line
Acquired intellectual property
Useful lives or amortisation rates, intangible assets other than goodwill	5 years	[1]
Amortisation method, intangible assets other than goodwill	Straight-line	[1]
Acquired customer relationships
Useful lives or amortisation rates, intangible assets other than goodwill	5 years	[1]
Amortisation method, intangible assets other than goodwill	Straight-line	[1]
Acquired music label contracts
Useful lives or amortisation rates, intangible assets other than goodwill	5 years	[2]
Amortisation method, intangible assets other than goodwill	Straight-line	[2]

[1]	(Note 10, 11)
[2]	(Note 11)